Notes Payable (Details Narrative) (10Q)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 14, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt principal amount							$ 0	$ 252,082
Payment of notes payable					$ 2,201,629	$ 149,425	863,302	330,176
Notes payable		$ 5,700,087			5,700,087		4,149,553	3,661,850	$ 2,156,601
Original issuance debt discount		$ 2,035,578			$ 2,035,578		$ 936,866	$ 336,229
Warrants to purchase common stock | shares		5,852,952			5,852,952		3,483,403
Common stock, shares issued | shares		19,793,477			19,793,477		11,728,394	6,112,473
Debt instrument principal conversion values				$ 52,904			$ 110,636	$ 524,534
Gain (loss) on settlement of notes payable, net		$ (552,109)	$ (44,951)		$ (1,000,595)	$ (63,788)	(1,415,950)	(59,938)
Repayments of debt					2,014,145		(863,302)	(330,176)
Extinguished debt							725,788
Subsequent Event [Member]
Debt Instrument [Line Items]
Payment of notes payable	$ 1,152,750
Convertible notes payable aggregate principal amount	$ 2,764,226
Debt instrument convertible conversion ratio	0.58
Accrued interest	$ 85,078
Repayments of debt	(1,644,778)
Aggregate principal on prepayment premiums	$ 406,950
Warrant [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock | shares	1,377,842
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument principal conversion values							0	196,666
Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount		100,000			$ 100,000
Debt maturity date, description					Maturity date in June 2019 to a new maturity date in December 2019
Warrant term					5 years
Offering price percentage					75.00%
Lenders [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Convertible notes payable aggregate principal amount	$ 301,173
Accrued interest	$ 38,307
Lenders [Member] | Minimum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares	$ 0.11
Lenders [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares	$ 0.19
Related Party Notes [Member]
Debt Instrument [Line Items]
Debt principal amount		0			$ 0		30,000	60,000
Payment of notes payable					15,000
Convertible notes payable aggregate principal amount		$ 475,000			$ 475,000
Debt instrument, convertible, conversion price | $ / shares		$ 0.60			$ 0.60
Warrant term					5 years
Warrant exercise price | $ / shares		$ 0.80			$ 0.80
Debt instrument principal conversion values							95,000
Gain (loss) on settlement of notes payable, net							19,000
Related Party Notes [Member] | Extended Maturity Date from January 2019 to December 2019 [Member]
Debt Instrument [Line Items]
Notes payable		$ 30,000			$ 30,000
Related Party Notes [Member] | Scientific Advisory Board Member [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 475,000			$ 475,000
Interest rate		15.00%			15.00%
Debt maturity date, description					maturity dates between July 2019 and August 2019.
Other Related Party Notes [Member]
Debt Instrument [Line Items]
Notes payable		$ 705,000			$ 705,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt maturity date, description					Original maturity dates ranging between July 2019 through June 2020
Convertible notes payable aggregate principal amount		5,852,138			$ 5,852,138
Warrant term					5 years
Proceeds from convertible debt					$ 5,516,198
Original issuance debt discount		335,940			$ 335,940
Number of shares of common stock | shares					68,873
Debt discount		$ 54,168			$ 54,168
Warrants to purchase common stock | shares		165,000			165,000
Fair value of warrant		$ 66,500			$ 66,500
Convertible debt fair value		148,014			148,014
Gain (loss) on settlement of notes payable, net					527,492
Repayments of debt					131,935
Aggregate principal on prepayment premiums		$ 340,009			340,009
Extinguishments of debt discounts					$ 187,484
Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrant exercise price | $ / shares		$ 0.56			$ 0.56
Debt instrument interest rate		8.00%			8.00%
Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrant exercise price | $ / shares		$ 1.00			$ 1.00
Debt instrument interest rate		15.00%			15.00%
Embedded Conversion Options and Note Provisions [Member]
Debt Instrument [Line Items]
Convertible notes payable aggregate principal amount		$ 3,808,241			$ 3,808,241
Warrant term					5 years
Warrant exercise price | $ / shares		$ 0.80			$ 0.80
Debt instrument principal conversion values					$ 2,007,139
Embedded Conversion Options and Note Provisions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares		1.00			$ 1.00
Debt instrument convertible conversion ratio					0.58
Embedded Conversion Options and Note Provisions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares		$ 2.00			$ 2.00
Debt instrument convertible conversion ratio					0.65
Embedded Conversion Options and Note Provisions 2 [Member]
Debt Instrument [Line Items]
Debt instrument principal conversion values					$ 876,102
Embedded Conversion Options and Note Provisions 2 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument convertible conversion ratio					0.58
Embedded Conversion Options and Note Provisions 2 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument convertible conversion ratio					0.65
Embedded Conversion Options and Note Provisions 3 [Member]
Debt Instrument [Line Items]
Debt instrument principal conversion values					$ 925,000
Embedded Conversion Options and Note Provisions 3 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Convertible notes payable aggregate principal amount		$ 275,000			$ 275,000
Offering price percentage					75.00%
Embedded Conversion Options and Note Provisions 3 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares		$ 0.50			$ 0.50
Warrant exercise price | $ / shares		0.75			0.75
Embedded Conversion Options and Note Provisions 3 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares		0.60			0.60
Warrant exercise price | $ / shares		$ 0.80			$ 0.80
Prepays 1 [Member]
Debt Instrument [Line Items]
Convertible notes payable aggregate principal amount		$ 4,096,363			$ 4,096,363
Percentage on prepayment premium		35.00%			35.00%
MFN [Member]
Debt Instrument [Line Items]
Debt principal amount							1,849,978
Convertible notes payable aggregate principal amount		$ 3,082,328			$ 3,082,328
Debt instrument convertible conversion ratio					0.58
ECO [Member]
Debt Instrument [Line Items]
Debt principal amount		148,014			$ 148,014		3,631,702
Original issuance debt discount		3,101,962			3,101,962
Convertible debt fair value		84,798			84,798
Debt instrument principal conversion values					3,186,760
Gain (loss) on settlement of notes payable, net					84,798		450,326
Derivative liability		84,798			84,798
Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt principal amount		1,550,471			1,550,471			495,197
Proceeds from convertible debt					3,573,720
Original issuance debt discount		$ 354,900			$ 354,900
Common stock, shares issued | shares		5,710,099			5,710,099
Debt instrument principal conversion values					$ 3,191,611		105,000
Gain (loss) on settlement of notes payable, net					382,109
Accrued interest		$ 73,238			73,238		$ 5,636	$ 29,338
Derivative liability		1,922,802			1,922,802
Repayments of debt					2,186,629
Amount of outstanding principal related party past maturity		148,014			148,014
Accrued interest reclassified to principal		$ 23,013			23,013
Extinguished debt					$ 141,818
Conversions, Exchanges and Other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares		$ 0.17			$ 0.17		$ 0.82	$ 1.75
Conversions, Exchanges and Other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares		$ 0.43			$ 0.43		$ 2.02	$ 2.77
Conversions, Exchanges and Other [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount							$ 5,144,063	$ 50,000
Gain (loss) on settlement of notes payable, net							702,746	5,848
Accrued interest							166,022	2,712
Derivative liability							$ 2,919,396
Conversions, Exchanges and Other [Member] | Lenders [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares							$ 0.28
Conversions, Exchanges and Other [Member] | Lenders [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares							$ 2.38
New Convertible Note [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 148,014			$ 148,014
Debt maturity date, description					Maturity date in March 2020
Debt instrument interest rate		12.00%			12.00%
Gain (loss) on settlement of notes payable, net					$ 90,994
Debt conversion fair value percentage					10.00%
Other Notes [Member]
Debt Instrument [Line Items]
Debt principal amount							$ 128,000	$ 1,033,900
Debt maturity date, description								The other notes matured between dates in May 2017 to July 2018.
Original issuance debt discount								$ 116,248
Number of shares of common stock | shares								22,653
Warrants to purchase common stock | shares								55,000
Other Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 125,000			$ 125,000
Debt maturity date, description					Maturity date in January 2019 to a new maturity date in December 2019
Other Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 203,750
Debt maturity date, description								Expiration dates ranging from April 27, 2021 to January 31, 2022 to a new expiration date of February 8, 2022.
Notes payable								$ 25,000
Warrant exercise price | $ / shares								$ 4.00
Original issuance debt discount								$ 118,900
Number of shares of common stock | shares								70,205
Warrants to purchase common stock | shares								63,205
Gain (loss) on settlement of notes payable, net								$ 33,550
Accrued interest								$ 7,114
Other Notes [Member] | Lenders [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate								0.00%
Other Notes [Member] | Lenders [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate								12.00%
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt principal amount		148,014			$ 148,014		833,302
Original issuance debt discount		$ 7,052			$ 7,052
Common stock, shares issued | shares		10,000			10,000
Gain (loss) on settlement of notes payable, net							299,809
Accrued interest							44,787
Derivative liability		$ 3,186,760			$ 3,186,760		3,631,705	$ 252,117
Aggregate principal on prepayment premiums							238,808
Extinguishments of debt discounts							$ 61,001